Cash and cash equivalents	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash and cash equivalents
5.
Cash and cash equivalents

As of December 31, 2020, 2021 and 2022, the balances are comprised of the following:

	December 31, 2020		December 31, 2021		December 31, 2022
Cash	Ps.	6,068,555	Ps.	1,475,210	Ps.	2,857,459
Investments of cash surpluses		7,840,689		10,656,679		8,497,057
Cash equivalents designated for expenditure, held in trust in short term		535,305		1,200,988		1,016,948
Total	Ps.	14,444,549	Ps.	13,332,877	Ps.	12,371,464

On December 10, 2020 the Company established twelve trusts for investment and administration with Scotiabank Inverlat S.A., Institución de Banca Múltiple, Grupo Financiero Scotiabank Inverlat, División Fiduciaria (Scotiabank Trust), which acts as a trustee, while the airports of the Company are trustors and trustees. The trusts are controlled by a Technical Committee consisting solely of executives of the Company, these trusts are revocable and can only be allocated to pay the execution of MDP on the Mexican Airports, the total amount of the trusts is amounted of Ps.535,305. During 2021 the investments were made and paid for the trusts entirety.

On December 29, 2021, were deposited in the twelve trust with Scotiabank Trust, the resources for compliance with the MDP at the Mexican airports, the amount of the trust to Ps.1,200,988. During 2022 the investments were made and paid for the trusts entirety.

On December 29, 2022, were deposited in the twelve trust with Scotiabank Trust, the resources for compliance with the MDP at the Mexican airports were deposited in the twelve trusts with Scotiabank Trust, the amount of the trusts to Ps.1,016,948.